Stock Options, Stock Purchase Plan and Warrants - Valuation of Option Items under Trinomial Lattice Model (Detail)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 13, 2014	Apr. 22, 2013	Mar. 05, 2014	Feb. 14, 2012
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Risk-free interest rate (%)	1.00%	0.70%	0.60%
Weighted average expected volatility (%)	50.00%	46.00%	51.00%
Dividend yield (%)	0.00%	0.00%	0.00%
Warrant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Expected term in years	2 years 3 months 18 days
Risk-free interest rate (%)	0.50%
Weighted average expected volatility (%)	51.80%
Dividend yield (%)	0.00%
Chief Operating Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Expected term in years				3 years 1 month 6 days
Risk-free interest rate (%)				1.00%
Weighted average expected volatility (%)				50.70%
Dividend yield (%)				0.00%
Chief Information Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Expected term in years					3 years 6 months
Risk-free interest rate (%)					0.50%
Weighted average expected volatility (%)					45.00%
Dividend yield (%)					0.00%
Chief Medical Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Expected term in years	2 years 9 months 18 days					3 years
Risk-free interest rate (%)	0.60%					0.90%
Weighted average expected volatility (%)	53.00%					48.90%
Dividend yield (%)	0.00%					0.00%
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Expected term in years							3 years 9 months 18 days
Risk-free interest rate (%)							0.60%
Weighted average expected volatility (%)							52.00%
Dividend yield (%)							0.00%
Chief Financial Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Expected term in years						3 years
Risk-free interest rate (%)						0.90%
Weighted average expected volatility (%)						48.90%
Dividend yield (%)						0.00%